Note 18 - Related Party Balances and Transactions (Details Textual) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Key management personnel compensation	$ 78,000	$ 82,500
Borrowings, interest rate	12.00%
Corporations controlled by directors and officers of the entity [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 33,829	48,800		$ 6,434
Amounts payable, related party transactions	$ 161,612	230,000
Borrowings, interest rate	12.00%
Interest income (expense)	$ 1,249	$ 4,622